Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of GMO Alternative Allocation Fund, GMO Asset

Allocation Bond Fund, GMO Benchmark-Free Allocation Fund, GMO Benchmark-Free Fund, GMO Climate Change Fund, GMO Emerging Country Debt Fund, GMO Emerging Markets ex-China Fund, GMO Emerging Markets Fund, GMO Global Asset Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO Global Equity Allocation Fund, GMO High Yield Fund, GMO Implementation Fund, GMO International Developed Equity Allocation Fund, GMO International Equity Allocation Fund, GMO International Equity Fund, GMO-Usonian Japan Value Creation Fund, GMO Multi-Sector Fixed Income Fund, GMO Opportunistic Income Fund, GMO Quality Cyclicals Fund, GMO Quality Fund, GMO Resource Transition Fund, GMO Resources Fund, GMO Small Cap Quality Fund, GMO Strategic Opportunities Allocation Fund, GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), GMO U.S. Equity Fund, GMO U.S. Opportunistic Value Fund, GMO U.S. Small Cap Value Fund and GMO U.S. Treasury Fund

In planning and performing our audits of the financial statements of the funds listed in Appendix A,

(constituting GMO Trust, hereafter collectively referred to as the “Funds”), as of February 29, 2024 and for each of the periods indicated within Appendix A, in accordance with the standards of the Public

Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail,

accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.

However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of February 29, 2024.

This report is intended solely for the information and use of the Board of Trustees of GMO Trust and the

Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP

Boston, MA

April 25, 2024

Appendix A

GMO Alternative Allocation Fund, GMO Asset Allocation Bond Fund, GMO

Benchmark-Free Allocation Fund, GMO Benchmark-Free Fund, GMO Climate

Change Fund, GMO Emerging Country Debt Fund, GMO Emerging Markets exChina Fund, GMO Emerging Markets Fund, GMO Global Asset Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO Global Equity Allocation Fund, GMO High Yield Fund, GMO Implementation Fund, GMO International Developed Equity Allocation Fund, GMO International Equity Allocation Fund, GMO International Equity Fund, GMO-Usonian Japan Value Creation Fund, GMO Multi-Sector Fixed Income Fund, GMO Opportunistic Income Fund, GMO Quality Cyclicals Fund, GMO Quality Fund, GMO Resource Transition Fund, GMO Resources Fund, GMO Small Cap Quality Fund, GMO Strategic Opportunities Allocation Fund, GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), GMO U.S. Equity Fund, GMO U.S. Opportunistic Value Fund, GMO U.S. Small Cap Value Fund, GMO U.S. Treasury Fund

For the year ended February 29, 2024